Note 4 - Loans and Related Allowance for Loan and Lease Losses - Impaired Loans by Class (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Recorded investment, with no related allowance	$ 4,053	$ 5,405
Unpaid principal balance, with no related allowance	4,942	5,394
Recorded investment, with related allowance	8,056	7,025
Unpaid principal balance, with related allowance	8,980	7,011
Related allowance	1,567	527
Recorded investment	12,109	12,430
Unpaid principal balance	13,922	12,405
Commercial Loans [Member]
Recorded investment, with related allowance	3,740
Unpaid principal balance, with related allowance	3,913
Related allowance	733
Commercial And Industrial [Member]
Recorded investment, with no related allowance	450	319
Unpaid principal balance, with no related allowance	1,006	318
Recorded investment, with related allowance	3,177	871
Unpaid principal balance, with related allowance	3,888	868
Related allowance	694	90
Recorded investment	3,627	1,190
Unpaid principal balance	4,894	1,186
Real Estate Construction Porfolio Segment [Member]
Recorded investment, with no related allowance	44	913
Unpaid principal balance, with no related allowance	44	909
Recorded investment, with related allowance	44	913
Unpaid principal balance, with related allowance	44	909
Related allowance
Real Estate Construction Porfolio Segment [Member] | Residential Loan [Member]
Recorded investment, with related allowance	1,139
Unpaid principal balance, with related allowance	1,179
Related allowance	140
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Recorded investment, with no related allowance	1,685	2,142
Unpaid principal balance, with no related allowance	1,904	2,140
Recorded investment, with related allowance		993
Unpaid principal balance, with related allowance		991
Related allowance	140	251
Recorded investment	2,824	3,135
Unpaid principal balance	3,083	3,131
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Recorded investment, with no related allowance	1,870	2,031
Unpaid principal balance, with no related allowance	1,984	2,027
Recorded investment, with related allowance		5,156
Unpaid principal balance, with related allowance		5,147
Related allowance	733	186
Recorded investment	5,610	7,187
Unpaid principal balance	5,897	7,174
Consumer Portfolio Segment [Member]
Recorded investment, with no related allowance		5
Unpaid principal balance, with no related allowance		5
Recorded investment, with related allowance	4	5
Unpaid principal balance, with related allowance	4	$ 5
Related allowance
Recorded investment	4
Unpaid principal balance	$ 4